STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

July 9, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:         Delaware Pooled Trust (the “Registrant”)
File Nos. 811-06322; 033-40991

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 68 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the Securities and Exchange Commission electronically on June 29, 2010.

Please direct any questions or comments relating to this certification to me at (215) 564-8099.

                                                                                                                                                                      Very truly yours,

                                                                                                                                                                      /s/ Jonathan M. Kopcsik
                                                                                                                                                                      Jonathan M. Kopcsik

cc:           Kathryn R. Williams, Esq.
Bruce G. Leto, Esq.